Shareholder Report, Holdings (Details)	Jul. 31, 2025
PGIM Jennison Small-Cap Core Equity Fund - Class R6
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Jennison Small-Cap Core Equity Fund - Class R6 | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
PGIM Jennison Small-Cap Core Equity Fund - Class R6 | Marine Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM Jennison Small-Cap Core Equity Fund - Class R6 | Energy Equipment & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM Jennison Small-Cap Core Equity Fund - Class R6 | Health Care Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM Jennison Small-Cap Core Equity Fund - Class R6 | Hotel & Resort REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Jennison Small-Cap Core Equity Fund - Class R6 | Diversified Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Jennison Small-Cap Core Equity Fund - Class R6 | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
PGIM Jennison Small-Cap Core Equity Fund - Class R6 | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
PGIM Jennison Small-Cap Core Equity Fund - Class R6 | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
PGIM Jennison Small-Cap Core Equity Fund - Class R6 | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
PGIM Jennison Small-Cap Core Equity Fund - Class R6 | Construction And Engineering [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
PGIM Jennison Small-Cap Core Equity Fund - Class R6 | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
PGIM Jennison Small-Cap Core Equity Fund - Class R6 | Hotels Restaurants And Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
PGIM Jennison Small-Cap Core Equity Fund - Class R6 | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
PGIM Jennison Small-Cap Core Equity Fund - Class R6 | Electronic Equipment, Instruments & Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Jennison Small-Cap Core Equity Fund - Class R6 | Consumer Staples Distribution And Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM Jennison Small-Cap Core Equity Fund - Class R6 | Oil Gas And Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
PGIM Jennison Small-Cap Core Equity Fund - Class R6 | Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
PGIM Jennison Small-Cap Core Equity Fund - Class R6 | Health Care Providers And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
PGIM Jennison Small-Cap Core Equity Fund - Class R6 | Aerospace And Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM Jennison Small-Cap Core Equity Fund - Class R6 | Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PGIM Jennison Small-Cap Core Equity Fund - Class R6 | Professional Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
PGIM Jennison Small-Cap Core Equity Fund - Class R6 | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
PGIM Jennison Small-Cap Core Equity Fund - Class R6 | Trading Companies & Distributors [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Jennison Small-Cap Core Equity Fund - Class R6 | Metals And Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
PGIM Jennison Small-Cap Core Equity Fund - Class R6 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PGIM Jennison Small-Cap Core Equity Fund - Class R6 | Commercial Services And Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
PGIM Jennison Small-Cap Core Equity Fund - Class R6 | Household Durables [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Jennison Small-Cap Core Equity Fund - Class R6 | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Jennison Small-Cap Core Equity Fund - Class R6 | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM Jennison Small-Cap Core Equity Fund - Class R6 | Health Care Equipment And Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM Jennison Small-Cap Core Equity Fund - Class R6 | Gas Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM Jennison Small-Cap Core Equity Fund - Class R6 | Industrial REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Jennison Small-Cap Core Equity Fund - Class R6 | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM Jennison Small-Cap Core Equity Fund - Class R6 | Retail REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM Jennison Small-Cap Core Equity Fund - Class R6 | IT Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM Jennison Small-Cap Core Equity Fund - Class R6 | Textiles Apparel And Luxury Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM Jennison Small-Cap Core Equity Fund - Class R6 | Food Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM Jennison Small-Cap Core Equity Fund - Class R6 | Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
PGIM Jennison Small-Cap Core Equity Fund - Class R6 | Automobile Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM Jennison Small-Cap Core Equity Fund - Class R6 | Mortgage Real Estate Investment Trusts REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM Jennison Small-Cap Core Equity Fund - Class R6 | Office REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM Jennison Small-Cap Core Equity Fund - Class R6 | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
PGIM Jennison Small-Cap Core Equity Fund - Class R6 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[1]
PGIM Jennison Small-Cap Core Equity Fund - Class R6 | Total before Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	102.30%
PGIM Jennison Small-Cap Core Equity Fund - Class R6 | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.30%)
PGIM Core Conservative Bond Fund - Class R6
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM Core Conservative Bond Fund - Class R6 | A [Member]
Holdings [Line Items]
Percent of Total Investments	9.70%
PGIM Core Conservative Bond Fund - Class R6 | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	14.50%
PGIM Core Conservative Bond Fund - Class R6 | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	34.50%
PGIM Core Conservative Bond Fund - Class R6 | AA [Member]
Holdings [Line Items]
Percent of Total Investments	41.20%
PGIM Core Conservative Bond Fund - Class R6 | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
PGIM TIPS Fund - Class R6
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM TIPS Fund - Class R6 | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	95.10%
PGIM TIPS Fund - Class R6 | AA [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
PGIM TIPS Fund - Class R6 | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
PGIM Quant Solutions Commodity Strategies Fund - Class Z
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Quant Solutions Commodity Strategies Fund - Class Z | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	87.30%
PGIM Quant Solutions Commodity Strategies Fund - Class Z | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
PGIM Quant Solutions Commodity Strategies Fund - Class Z | Total before Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.60%
PGIM Quant Solutions Commodity Strategies Fund - Class Z | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.60%)	[2]
PGIM Quant Solutions Commodity Strategies Fund - Class Z | Long Positions Gold 100 OZ [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%	[3],[4]
PGIM Quant Solutions Commodity Strategies Fund - Class Z | Long Positions WTI Crude [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%	[3],[4]
PGIM Quant Solutions Commodity Strategies Fund - Class Z | Long Positions Natural Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%	[3],[4]
PGIM Quant Solutions Commodity Strategies Fund - Class Z | Long Positions Brent Crude [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%	[3],[4]
PGIM Quant Solutions Commodity Strategies Fund - Class Z | Long Positions Silver [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%	[3],[4]
PGIM Quant Solutions Commodity Strategies Fund - Class Z | Long Positions Corn [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%	[3],[4]
PGIM Quant Solutions Commodity Strategies Fund - Class Z | Long Positions LME PRI Aluminum [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[3],[4]
PGIM Quant Solutions Commodity Strategies Fund - Class Z | Long Positions Soybean [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[3],[4]
PGIM Quant Solutions Commodity Strategies Fund - Class Z | Long Positions Copper [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[3],[4]
PGIM Quant Solutions Commodity Strategies Fund - Class Z | Long Positions Live Cattle [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[3],[4]
PGIM Quant Solutions Commodity Strategies Fund - Class Z | Long Positions LME Zinc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[3],[4]
PGIM Quant Solutions Commodity Strategies Fund - Class Z | Long Positions LME Nickel [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[3],[4]
PGIM Quant Solutions Commodity Strategies Fund - Class Z | Long Positions Soybean Meal [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[3],[4]
PGIM Quant Solutions Commodity Strategies Fund - Class Z | Long Positions NY Harbor ULSD [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[3],[4]
PGIM Quant Solutions Commodity Strategies Fund - Class Z | Long Positions Gasoline RBOB [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[3],[4]
PGIM Quant Solutions Commodity Strategies Fund - Class Z | Long Positions Low Sulphur Gas Oil [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[3],[4]
PGIM Quant Solutions Commodity Strategies Fund - Class Z | Long Positions No. 2 Soft Red Winter Wheat [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[3],[4]
PGIM Quant Solutions Commodity Strategies Fund - Class Z | Long Positions Soybean Oil [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[3],[4]
PGIM Quant Solutions Commodity Strategies Fund - Class Z | Long Positions Coffee 'C' [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[3],[4]
PGIM Quant Solutions Commodity Strategies Fund - Class Z | Long Positions Cotton No. 2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[3],[4]
PGIM Quant Solutions Commodity Strategies Fund - Class Z | Long Positions Hard Red Winter Wheat [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[3],[4]
PGIM Quant Solutions Commodity Strategies Fund - Class Z | Long Positions Sugar No. 11 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[3],[4]
PGIM Quant Solutions Commodity Strategies Fund - Class Z | Long Positions LME Lead [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[3],[4]
PGIM Quant Solutions Commodity Strategies Fund - Class Z | Long Positions Lean Hogs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[3],[4]
PGIM Quant Solutions Commodity Strategies Fund - Class Z | Total of Commodity Futures Contracts Long Positions [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.40%	[3],[4]
PGIM Quant Solutions Commodity Strategies Fund - Class Z | Short Positions LME Lead [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)	[3],[4]
PGIM Quant Solutions Commodity Strategies Fund - Class Z | Short Positions LME Nickel [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)	[3],[4]
PGIM Quant Solutions Commodity Strategies Fund - Class Z | Short Positions LME PRI Aluminum [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)	[3],[4]
PGIM Quant Solutions Commodity Strategies Fund - Class Z | Total of Commodity Futures Contracts Short Positions [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.70%)	[3],[4]
PGIM Quant Solutions Commodity Strategies Fund - Class R6
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Quant Solutions Commodity Strategies Fund - Class R6 | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	87.30%
PGIM Quant Solutions Commodity Strategies Fund - Class R6 | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
PGIM Quant Solutions Commodity Strategies Fund - Class R6 | Total before Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.60%
PGIM Quant Solutions Commodity Strategies Fund - Class R6 | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.60%)	[2]
PGIM Quant Solutions Commodity Strategies Fund - Class R6 | Long Positions Gold 100 OZ [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%	[3],[4]
PGIM Quant Solutions Commodity Strategies Fund - Class R6 | Long Positions WTI Crude [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%	[3],[4]
PGIM Quant Solutions Commodity Strategies Fund - Class R6 | Long Positions Natural Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%	[3],[4]
PGIM Quant Solutions Commodity Strategies Fund - Class R6 | Long Positions Brent Crude [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%	[3],[4]
PGIM Quant Solutions Commodity Strategies Fund - Class R6 | Long Positions Silver [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%	[3],[4]
PGIM Quant Solutions Commodity Strategies Fund - Class R6 | Long Positions Corn [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%	[3],[4]
PGIM Quant Solutions Commodity Strategies Fund - Class R6 | Long Positions LME PRI Aluminum [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[3],[4]
PGIM Quant Solutions Commodity Strategies Fund - Class R6 | Long Positions Soybean [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[3],[4]
PGIM Quant Solutions Commodity Strategies Fund - Class R6 | Long Positions Copper [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[3],[4]
PGIM Quant Solutions Commodity Strategies Fund - Class R6 | Long Positions Live Cattle [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[3],[4]
PGIM Quant Solutions Commodity Strategies Fund - Class R6 | Long Positions LME Zinc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[3],[4]
PGIM Quant Solutions Commodity Strategies Fund - Class R6 | Long Positions LME Nickel [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[3],[4]
PGIM Quant Solutions Commodity Strategies Fund - Class R6 | Long Positions Soybean Meal [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[3],[4]
PGIM Quant Solutions Commodity Strategies Fund - Class R6 | Long Positions NY Harbor ULSD [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[3],[4]
PGIM Quant Solutions Commodity Strategies Fund - Class R6 | Long Positions Gasoline RBOB [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[3],[4]
PGIM Quant Solutions Commodity Strategies Fund - Class R6 | Long Positions Low Sulphur Gas Oil [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[3],[4]
PGIM Quant Solutions Commodity Strategies Fund - Class R6 | Long Positions No. 2 Soft Red Winter Wheat [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[3],[4]
PGIM Quant Solutions Commodity Strategies Fund - Class R6 | Long Positions Soybean Oil [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[3],[4]
PGIM Quant Solutions Commodity Strategies Fund - Class R6 | Long Positions Coffee 'C' [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[3],[4]
PGIM Quant Solutions Commodity Strategies Fund - Class R6 | Long Positions Cotton No. 2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[3],[4]
PGIM Quant Solutions Commodity Strategies Fund - Class R6 | Long Positions Hard Red Winter Wheat [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[3],[4]
PGIM Quant Solutions Commodity Strategies Fund - Class R6 | Long Positions Sugar No. 11 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[3],[4]
PGIM Quant Solutions Commodity Strategies Fund - Class R6 | Long Positions LME Lead [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[3],[4]
PGIM Quant Solutions Commodity Strategies Fund - Class R6 | Long Positions Lean Hogs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[3],[4]
PGIM Quant Solutions Commodity Strategies Fund - Class R6 | Total of Commodity Futures Contracts Long Positions [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.40%	[3],[4]
PGIM Quant Solutions Commodity Strategies Fund - Class R6 | Short Positions LME Lead [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)	[3],[4]
PGIM Quant Solutions Commodity Strategies Fund - Class R6 | Short Positions LME Nickel [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)	[3],[4]
PGIM Quant Solutions Commodity Strategies Fund - Class R6 | Short Positions LME PRI Aluminum [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)	[3],[4]
PGIM Quant Solutions Commodity Strategies Fund - Class R6 | Total of Commodity Futures Contracts Short Positions [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.70%)	[3],[4]
PGIM Quant Solutions Mid-Cap Index Fund - Class R6
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Quant Solutions Mid-Cap Index Fund - Class R6 | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
PGIM Quant Solutions Mid-Cap Index Fund - Class R6 | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
PGIM Quant Solutions Mid-Cap Index Fund - Class R6 | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
PGIM Quant Solutions Mid-Cap Index Fund - Class R6 | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
PGIM Quant Solutions Mid-Cap Index Fund - Class R6 | Unaffiliated Exchange-Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
PGIM Quant Solutions Mid-Cap Index Fund - Class R6 | Construction And Engineering [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
PGIM Quant Solutions Mid-Cap Index Fund - Class R6 | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
PGIM Quant Solutions Mid-Cap Index Fund - Class R6 | Hotels Restaurants And Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
PGIM Quant Solutions Mid-Cap Index Fund - Class R6 | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
PGIM Quant Solutions Mid-Cap Index Fund - Class R6 | Electronic Equipment, Instruments & Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
PGIM Quant Solutions Mid-Cap Index Fund - Class R6 | Consumer Staples Distribution And Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
PGIM Quant Solutions Mid-Cap Index Fund - Class R6 | Oil Gas And Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
PGIM Quant Solutions Mid-Cap Index Fund - Class R6 | Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
PGIM Quant Solutions Mid-Cap Index Fund - Class R6 | Health Care Providers And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
PGIM Quant Solutions Mid-Cap Index Fund - Class R6 | Aerospace And Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
PGIM Quant Solutions Mid-Cap Index Fund - Class R6 | Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
PGIM Quant Solutions Mid-Cap Index Fund - Class R6 | Professional Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
PGIM Quant Solutions Mid-Cap Index Fund - Class R6 | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
PGIM Quant Solutions Mid-Cap Index Fund - Class R6 | Trading Companies & Distributors [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PGIM Quant Solutions Mid-Cap Index Fund - Class R6 | Metals And Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PGIM Quant Solutions Mid-Cap Index Fund - Class R6 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PGIM Quant Solutions Mid-Cap Index Fund - Class R6 | Commercial Services And Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM Quant Solutions Mid-Cap Index Fund - Class R6 | Life Sciences Tools & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM Quant Solutions Mid-Cap Index Fund - Class R6 | Household Durables [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM Quant Solutions Mid-Cap Index Fund - Class R6 | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM Quant Solutions Mid-Cap Index Fund - Class R6 | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM Quant Solutions Mid-Cap Index Fund - Class R6 | Ground Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM Quant Solutions Mid-Cap Index Fund - Class R6 | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM Quant Solutions Mid-Cap Index Fund - Class R6 | Health Care Equipment And Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM Quant Solutions Mid-Cap Index Fund - Class R6 | Diversified Consumer Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM Quant Solutions Mid-Cap Index Fund - Class R6 | Containers & Packaging [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM Quant Solutions Mid-Cap Index Fund - Class R6 | Gas Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM Quant Solutions Mid-Cap Index Fund - Class R6 | Industrial REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM Quant Solutions Mid-Cap Index Fund - Class R6 | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM Quant Solutions Mid-Cap Index Fund - Class R6 | Retail REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM Quant Solutions Mid-Cap Index Fund - Class R6 | IT Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM Quant Solutions Mid-Cap Index Fund - Class R6 | Textiles Apparel And Luxury Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM Quant Solutions Mid-Cap Index Fund - Class R6 | Food Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM Quant Solutions Mid-Cap Index Fund - Class R6 | Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM Quant Solutions Mid-Cap Index Fund - Class R6 | Automobile Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Quant Solutions Mid-Cap Index Fund - Class R6 | Consumer Finance [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Quant Solutions Mid-Cap Index Fund - Class R6 | Health Care REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Quant Solutions Mid-Cap Index Fund - Class R6 | Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Quant Solutions Mid-Cap Index Fund - Class R6 | Mortgage Real Estate Investment Trusts REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM Quant Solutions Mid-Cap Index Fund - Class R6 | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM Quant Solutions Mid-Cap Index Fund - Class R6 | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM Quant Solutions Mid-Cap Index Fund - Class R6 | Office REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM Quant Solutions Mid-Cap Index Fund - Class R6 | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM Quant Solutions Mid-Cap Index Fund - Class R6 | Beverages [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Quant Solutions Mid-Cap Index Fund - Class R6 | Personal Care Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Quant Solutions Mid-Cap Index Fund - Class R6 | Leisure Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Quant Solutions Mid-Cap Index Fund - Class R6 | Passenger Airlines [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Quant Solutions Mid-Cap Index Fund - Class R6 | Diversified REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Quant Solutions Mid-Cap Index Fund - Class R6 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[1]
PGIM Quant Solutions Mid-Cap Index Fund - Class R6 | Total before Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	102.20%
PGIM Quant Solutions Mid-Cap Index Fund - Class R6 | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.20%)

[1]	Consists of Industries that each make up less than 0.5% of the Fund's net assets
[2]	Includes unsettled variation margin receivable (payable) for Commodity Futures contracts outstanding, as reported in the Fund's consolidated statutory financial statements.
[3]	Represents positions held in the PGIM QMA Commodity Strategies Subsidiary, Ltd., the Fund’s wholly-owned Cayman Islands Subsidiary.
[4]	Represents the current notional amount of the commodity future contracts (USD) as a percentage of net assets as of July 31, 2025.